INVESTMENTS, DEBT AND DERIVATIVES - Schedule of Investments and Derivatives Assets (Details) - USD ($) $ in Millions	Mar. 31, 2026	Dec. 31, 2025
At amortized cost
Total investments and derivatives	$ 165	$ 170
Non-current	2	2
Other investments	163	168
Indemnity receivable from VEON Amsterdam B.V.
At amortized cost
At amortized cost	29	40
Other receivables from VEON Amsterdam B.V.
At amortized cost
At amortized cost	9	9
Security deposits and cash collateral
At amortized cost
At amortized cost	125	119
Other investments
At amortized cost
At amortized cost	$ 2	$ 2